Private Placement (Details) - USD ($)		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2021
Initial Public Offering and Private Placement
Aggregate purchase price		$ 9,170,000
Private Placement | Private Placement Warrants
Initial Public Offering and Private Placement
Number of warrants to purchase shares issued	6,113,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 9,170,000
Fair value of private placement warrants	$ 8,424,173